Receivables from Supply Chain Solutions	12 Months Ended
Dec. 31, 2021
Receivable Related To Supply Chain Business [Abstract]
RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

Note 5 — RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

As of December 31, 2021, and 2020, the balance of receivables from supply chain solutions amounted to $59,792,613 and $10,741,981, respectively. The age of these financing receivables is generally within 12 months. Since the related suppliers pledge their inventory to guarantee the repayment of these receivables in the short term, no provision for doubtful accounts was recorded for the year ended December 31, 2021 and 2020. As of the date of this report, the Group has collected approximately 44.3 million of this receivable.